Financial Risk Management - Market Price Fluctuations - Narrative (Details) $ in Millions, $ in Millions						3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 09, 2019	May 17, 2019 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 CAD ($)	Mar. 01, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Fair value of investments in associates								$ 530.0
Proceeds from sales of interests in associates								323.8	$ 444.8
Net gains (losses) on investments								1,716.2	252.9
Share of profit (loss) of associates								169.6	221.1
Notional amount								7,261.0	6,506.4
Market value								288.0	307.4
Fair value								$ 7,585.3	$ 6,570.1
CPI-linked derivative contracts
Disclosure of detailed information about financial instruments [line items]
Average life (in years)								2 years 9 months 18 days	3 years 7 months 6 days	3 years 7 months 6 days
Notional amount								$ 99,804.7	$ 114,426.4
Market value								6.7	24.9
Equity price risk | Investment Portfolio With Ten Largest Issuers
Disclosure of detailed information about financial instruments [line items]
Common equity instrument								$ 3,407.0	$ 2,681.1
Risk exposure percentage								8.70%	6.90%		8.70%	8.70%	6.90%	6.90%
Equity price risk | Investment Portfolio With Single Largest Issuer
Disclosure of detailed information about financial instruments [line items]
Common equity instrument								$ 1,164.4	$ 497.1
Risk exposure percentage								3.00%	1.30%		3.00%	3.00%	1.30%	1.30%
Other price risk | CPI-linked derivative contracts
Disclosure of detailed information about financial instruments [line items]
Average life (in years)								2 years 9 months 18 days	3 years 7 months 6 days	3 years 7 months 6 days
Currency risk
Disclosure of detailed information about financial instruments [line items]
Change in interest rate on investments								10.00%
Common Stock, Other Funds
Disclosure of detailed information about financial instruments [line items]
Portfolio investments								$ 175.6	$ 150.3
Bottom of range | Equity price risk
Disclosure of detailed information about financial instruments [line items]
Change in interest rate on investments								5.00%
Top of range | Equity price risk
Disclosure of detailed information about financial instruments [line items]
Change in interest rate on investments								10.00%
Non-insurance associates
Disclosure of detailed information about financial instruments [line items]
Fair value of investments in associates								$ 5,330.0	4,522.4
Quess
Disclosure of detailed information about financial instruments [line items]
Ownership percentage	31.80%
Quess | Investments accounted for using equity method
Disclosure of detailed information about financial instruments [line items]
Fair value of equity method investment					$ 1,109.5			1,109.5
Share of profit (loss) of associates					$ 889.9			889.9	889.9
United States, European Union, and United Kingdom | CPI-linked derivative contracts
Disclosure of detailed information about financial instruments [line items]
Notional amount								12,100.0	1,800.3
Market value								0.2
Canada
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedge of net investment in Canadian subsidiaries								(105.6)	166.3
Canada | Unsecured senior notes | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Borrowings											$ 2,796.1		$ 2,691.5
Borrowings at fair value								2,270.0	2,028.4
Europe
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedge of net investment in Canadian subsidiaries								(35.3)	57.1
Europe | Unsecured senior notes | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Borrowings | €												€ 277,000,000		€ 750,000,000
Borrowings at fair value								336.2	854.5
Holding company
Disclosure of detailed information about financial instruments [line items]
Portfolio investments								1,098.9	1,557.2
Notional amount								4,148.7	3,893.7
Fair value								4,444.9	3,963.6
Holding company | 2.75% due March 29, 2028
Disclosure of detailed information about financial instruments [line items]
Notional amount								841.9	857.4			€ 750,000,000.0
Fair value								$ 910.2	854.5
Grivalia Properties
Disclosure of detailed information about financial instruments [line items]
Net realized gains (losses)		$ 171.3
Arbor Memorial Services Inc.
Disclosure of detailed information about financial instruments [line items]
Proceeds from sales of interests in associates			$ 179.2	$ 235.4					179.2	$ 235.4
Net realized gains (losses)			111.8						111.8
Navacord Inc.
Disclosure of detailed information about financial instruments [line items]
Proceeds from sales of interests in associates			58.8	76.3					58.8	76.3
Net realized gains (losses)			$ 17.6	$ 22.7					17.6	$ 22.7
ICICI Lombard General Insurance Company Limited
Disclosure of detailed information about financial instruments [line items]
Ownership percentage								9.90%
Proceeds from sales of interests in associates								$ 729.0
Net realized gains (losses)						$ 240.0
Net gains (losses) on investments							$ 311.2
CPI-linked derivative contracts
Disclosure of detailed information about financial instruments [line items]
Net realized gains (losses)								(14.1)	0.0
Net gains (losses) on investments								$ (12.3)	$ (6.7)